Financial risk management	12 Months Ended
Dec. 31, 2025
Financial Risk Management [Abstract]
Financial risk management	Financial risk management
Our principal financial liabilities are comprised of borrowings, lease liabilities, accounts payable, and accrued expense. The main purpose of these financial liabilities is to finance our operations and to provide guarantees to support its operations. We also have various financial assets, including accounts receivable, and cash and short-term investments that arrive directly from its operations.
We are exposed to market risk, credit risk, and liquidity risk. The Company's management reviews risk management process of each risk and whether it follows our policies as follows.
5.1.    Market risk
Foreign currency risk
We operate internationally and are exposed to foreign exchange risk arising from various currency exposures. Foreign exchange risk arises from future expected transactions, recognized as assets and liabilities. Periodically, the Company evaluates, manages, and reports on foreign exchange risk through the management of receivables and payables denominated in foreign currency.
The financial instruments denominated in major foreign currencies as of December 31, 2025 and 2024, are as follows (in thousands):

	December 31, 2025		December 31, 2024
Classification	Financial assets	Financial liabilities	Financial assets	Financial liabilities
USD	$73,001	$96	$99,212	$—
CAD	4	—	13	—
EUR	1,999	—	1,640	1,228
GBP	4,132	3,557	3,569	1,337
NZD	16	—	38	—
SEK	190	48	269	71
NOK	—	—	38	—
Total	$79,342	$3,701	$104,779	$2,636
The Company measures foreign exchange risk as a 5% fluctuation in the exchange rate of each foreign currency, which reflects the management's assessment of the risk of exchange rate fluctuation that can reasonably occur. The impact of a 5% fluctuation in foreign currency exchange rates on the Company’s monetary assets and liabilities as of December 31, 2025 and 2024, are as follows (in thousands):

	December 31, 2025		December 31, 2024
Classification	5% Increase	5% Decrease	5% Increase	5% Decrease
USD	$3,645	$(3,645)	$4,961	$(4,961)
CAD	—	—	1	(1)
EUR	100	(100)	21	(21)
GBP	29	(29)	112	(112)
NZD	1	(1)	2	(2)
SEK	7	(7)	10	(10)
NOK	—	—	2	(2)
Total	$3,782	$(3,782)	$5,109	$(5,109)
Interest rate risk
We are subject to interest rate risk on our borrowings. We manage interest rate risk in the aggregate, focusing on our immediate and intermediate liquidity needs. We borrow mainly on a long-term, fixed-rate basis. The fair values of our financial instruments are analyzed at year-end to determine their sensitivity to interest rate changes.
5.2.    Credit risk
Financial instruments, which potentially expose us to concentrations of credit risk, consist primarily of cash and cash equivalents, short-term investments, and accounts receivable. Cash and cash equivalents and short-term financial instruments are deposited to financial institutions with strong credit ratings. Accounts receivables are mainly due from payment processing companies and platform service providers, which resulted in a low level of credit risk.
5.3.    Liquidity risk
We monitor rolling forecasts of the Company’s liquidity requirements to ensure it has sufficient cash to meet operational needs while maintaining sufficient headroom on its undrawn committed borrowing facilities at all times so that the Company does not breach borrowing limits or covenants (where applicable) on any of its borrowing facilities. Such forecasting takes into consideration the Company’s debt financing plans, covenant compliance, compliance with the internal statement of financial position ratio targets, and, if applicable, external regulatory or legal requirements.
The liquidity risk as of December 31, 2025 and 2024, are as follows (in thousands):

	December 31, 2025
	Book value	< 3 months	3-12 months	1-2years	2-5years	> 5years	Total
Accounts payable and accrued expenses	$21,663	$21,663	$—	$—	$—	$—	$21,663
Lease liabilities (1)	4,753	278	1,176	1,554	2,097	—	5,105
Current portion of borrowings with related party (1)	34,846	—	38,049	—	—	—	38,049
Total	$61,262	$21,941	$39,225	$1,554	$2,097	$—	$64,817
(1)The contractual cash flows include interest payments.

	December 31, 2024
	Book value	< 3 months	3-12 months	1-2years	2-5years	> 5years	Total
Accounts payable and accrued expenses	$14,990	$12,890	$2,100	$—	$—	$—	$14,990
Lease liabilities (1)	4,672	266	1,025	1,215	2,500	232	5,238
Long-term borrowings with related party (1)	34,014	—	—	37,140	—	—	37,140
Total	$53,676	$13,156	$3,125	$38,355	$2,500	$232	$57,368
(1)The contractual cash flows include interest payments.
5.4.    Capital risk management
The Company’s objectives when managing capital are to safeguard the Company’s ability to continue as a going concern in order to provide returns for shareholders and benefits for other stakeholders and to maintain an optimal capital structure to reduce the cost of capital. In order to maintain or adjust the capital structure, we may adjust the amount of dividends paid to shareholders, return capital to shareholders, issue new shares or sell assets to reduce debt. The purpose, policies, and procedures of capital management have not changed.
The Company manages its capital on the basis of its net debt ratio, which is calculated by dividing the net debt by total equity. Net debt is calculated as accounts payable, accrued expenses and borrowings less cash and cash equivalents.